Trade and Other Receivables	12 Months Ended
Jan. 31, 2019
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Trade and Other Receivables
7.	TRADE AND OTHER RECEIVABLES

The Company’s trade and other receivables were as follows, as at:

	January 31, 2019	January 31, 2018	February 1, 2017
Trade receivables	$326.0	$280.0	$286.8
Allowance for doubtful accounts	(3.7)	(3.4)	(3.9)
	322.3	276.6	282.9
Sales tax and other government receivables	54.3	42.3	34.5
Other	11.7	9.9	7.9
Total trade and other receivables	$388.3	$328.8	$325.3